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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended DECEMBER 31, 2002.
                                                        ------------------

If amended report check here: [_]


   GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


   3 Pickwick Plaza             Greenwich         CT            06830
--------------------------------------------------------------------------------
Business       (Street)         (City)          (State)          (Zip)


     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


____________________________________ATTENTION___________________________________


                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 14th day of February, 2003.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
______________________ _________________ _______________________  ______________

1.____________________ _________________ _______________________  ______________

2.____________________ _________________ _______________________  ______________

3.____________________ _________________ _______________________  ______________

4.____________________ _________________ _______________________  ______________

5.____________________ _________________ _______________________  ______________

                                    FORM 13F

Page   3   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3     ITEM 4      ITEM 5                 ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP      FAIR       SHARES OF       INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER     MARKET     PRINCIPAL       SOLE   SHARED  SHARED
                              CLASS                 VALUE        AMOUNT                        OTHER              SOLE  SHARED  NONE
                                                                                (A)     (B)     (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104    7,667,078    3,104,080      |X|                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104       51,870       21,000                      |X|                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388     13,836,148    2,290,753      |X|                               |X|
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388      1,078,424      178,547      |X|                               |X|
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388      1,917,096      317,400                      |X|                             |X|
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178     13,182,737    2,679,418      |X|                               |X|
                                          103
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      5,428,408    1,103,335                      |X|                             |X|
                                          103
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704        820,468      529,334      |X|                               |X|
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704        120,782       77,924                      |X|                             |X|
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      9,990,756    6,938,025      |X|                               |X|
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      2,180,734    1,514,399                      |X|                             |X|
                                          107
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      56,274,501
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   4   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3     ITEM 4      ITEM 5                 ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP      FAIR       SHARES OF       INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER     MARKET     PRINCIPAL       SOLE   SHARED  SHARED
                              CLASS                 VALUE        AMOUNT                        OTHER              SOLE  SHARED  NONE
                                                                                (A)     (B)     (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856    34,552,970    6,458,499      |X|                               |X|
                                          109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856     6,559,405    1,226,057                       |X|                            |X|
                                          109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856       321,000       60,000      |X|                                             |X|
                                          109
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106    6,530,734   11,874,061      |X|                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106    1,184,426    2,153,501                       |X|                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104  126,524,609   39,787,613      |X|                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104   28,889,610    9,084,783                       |X|                            |X|
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224     3,448,556    1,401,852      |X|                               |X|
                                          102
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224       648,660      263,683                       |X|                            |X|
                                          102
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com       45665T     2,400,409    1,356,163      |X|                               |X|
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com       45665T       229,288      129,541                       |X|                            |X|
                                          107
------------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V    24,623,105    4,689,222      |X|                       |X|
                               ADR        108
------------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V     1,839,919      350,394      |X|                       |X|
                               ADR        108
------------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V     1,892,377      360,384                       |X|                            |X|
                               ADR        108
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     239,645,068
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   5   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                  ITEM 2     ITEM 3     ITEM 4          ITEM 5              ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER              TITLE      CUSIP      FAIR           SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                              OF       NUMBER     MARKET         PRINCIPAL    SOLE   SHARED  SHARED
                            CLASS                 VALUE            AMOUNT                     OTHER              SOLE  SHARED  NONE
                                                                              (A)     (B)     (C)                (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                 Com       564910      9,117,636    1,311,890     |X|                               |X|
                                        107
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                 Com       564910      1,307,434      188,120                     |X|                             |X|
                                        107
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487      7,119,461    5,835,624     |X|                               |X|
                                        104
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487        548,272      449,403     |X|                               |X|
                                        104
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487      1,104,614      905,421                     |X|                             |X|
                                        104
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W      1,993,475    5,537,430     |X|                               |X|
                                        102
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        396,864    1,102,399                     |X|                             |X|
                                        102
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W         17,168       47,688     |X|                               |X|
                                        102
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      21,604,924
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   6   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2     ITEM 3       ITEM 4      ITEM 5               ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER             TITLE      CUSIP        FAIR       SHARES OF     INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                             OF       NUMBER       MARKET     PRINCIPAL     SOLE   SHARED  SHARED
                           CLASS                   VALUE        AMOUNT                      OTHER               SOLE  SHARED  NONE
                                                                            (A)     (B)     (C)                 (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674    29,466,760   2,946,676     |X|                                 |X|
Inc.                                    104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674     4,775,240     477,524                     |X|                               |X|
Inc.                                    104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       833,330      83,333     |X|                                 |X|
Inc.                                    104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674    10,000,000   1,000,000                     |X|                               |X|
Inc.                                    104
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290    13,465,731   1,289,821     |X|                                 |X|
                                        305
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290     1,063,137     101,833     |X|                                 |X|
                                        305
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290     1,855,313     177,712                     |X|                               |X|
                                        305
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                     61,459,511
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   7   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2     ITEM 3        ITEM 4      ITEM 5                 ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER             TITLE      CUSIP         FAIR       SHARES OF       INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                             OF       NUMBER        MARKET     PRINCIPAL       SOLE   SHARED  SHARED
                           CLASS                    VALUE        AMOUNT                        OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)     (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B      10,946,646    2,454,405     |X|                               |X|
                                        101
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       1,522,354      341,335                     |X|                             |X|
                                        101
------------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383      21,811,494   14,540,996     |X|                               |X|
Group, Inc.                             108
------------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383       4,705,911    3,137,274                     |X|                             |X|
Group, Inc.                             108
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R      47,148,547    1,740,441     |X|                               |X|
                                        105
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       3,722,383      137,408     |X|                               |X|
                                        105
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       6,496,074      239,796                     |X|                             |X|
                                        105
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M       1,073,069    1,205,695     |X|                               |X|
                                        101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M         202,628      227,672                     |X|                             |X|
                                        101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          23,001       25,844     |X|                               |X|
                                        101
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       97,652,107
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                             476,636,111
------------------------------------------------------------------------------------------------------------------------------------


           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).